Offerings	Jul. 11, 2025 USD ($) Rate
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered	11,735,501
Proposed Maximum Offering Price per Unit	53.00
Maximum Aggregate Offering Price	$ 621,981,553
Fee Rate | Rate	0.01531%
Amount of Registration Fee	$ 95,225.38
Offering Note
(1)    Any additional shares of common stock of Exact Sciences Corporation (the “Registrant”) to be issued as a result of stock dividends, stock splits or similar transactions shall be covered by this Registration Statement as provided in Rule 416(a) under the Securities Act of 1933, as amended.
(2)    Calculated in accordance with Rule 457(c) and (h) under the Securities Act of 1933 solely for the purpose of calculating the registration fee, which is based on the average of the high and low market prices of the shares of common stock of the Registrant as reported on the Nasdaq Stock Market LLC on July 7, 2025.
(3)    Represents 11,735,501 shares of common stock, par value $0.01 per share (“Common Stock”) issuable under the Exact Sciences Corporation 2025 Omnibus Long-Term Incentive Plan, which was approved by the Registrant’s stockholders at its Annual Meeting of Stockholders on June 12, 2025 (the “Annual Meeting”).

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered	4,000,000
Proposed Maximum Offering Price per Unit	53.00
Maximum Aggregate Offering Price	$ 212,000,000
Fee Rate | Rate	0.01531%
Amount of Registration Fee	$ 32,457.2
Offering Note
(4)    Represents an additional 4,000,000 shares of Common Stock issuable under the Exact Sciences Corporation 2010 Employee Stock Purchase Plan (as amended and restated on July 31, 2024), which increase in shares of Common Stock was approved by the Registrant’s stockholders at the Annual Meeting.